Investment Objectives and Goals	May 28, 2026
Zacks Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Zacks Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Zacks Income ETF (the “Fund”) seeks to provide current income as well as long-term capital appreciation.
Zacks Preferred Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Zacks Preferred Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Zacks Preferred Income ETF (the “Fund”) seeks to provide current income.